SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated July 6, 2020
to the Class F Prospectus dated January 31, 2020, as restated on March 18, 2020 and amended on March 30, 2020, April 3, 2020, June 5, 2020, and June 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Global Credit Advisers, LLC	Steven S. Hornstein	Since 2020	Managing Member, Portfolio Manager and Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name—Class F Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.69%	1.90%	1.59%	1.35%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

In addition, under the same section, under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Global Credit Advisers, LLC: Global Credit Advisers, LLC (Global Credit Advisers), located at 100 Park Avenue, 35th Floor, New York, New York 10017, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manage the portion of the Multi-Strategy Alternative Fund's assets allocated to Global Credit Advisers. Mr. Hornstein, Managing Member/Portfolio Manager/Chief Investment Officer, co-founded Global Credit Advisers in 2008 and has served as the Managing Member of Global Credit Advisers since that date. Prior to co-founding Global Credit Advisers, Mr. Hornstein was previously a Partner at Sailfish Capital Partners, LLC from 2006-2008 where he launched and managed the Leverage Finance Strategy. Previously, Mr. Hornstein was a Partner/Head Trader/Portfolio Manager at Pinewood Capital Partners, LLC from 2004-2006, and a Partner and the Head of Credit Trading, High Yield and Distressed Debt at Imperial Capital, LLC from 2001-2004. Mr. Hornstein began his career at Donaldson, Lufkin & Jenrette, which he joined in 1981 and was most recently Principal, Managing Director and Head of High Yield Trading.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1294 (07/20)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated July 6, 2020
to the Class Y Prospectus dated January 31, 2020, as restated on March 18, 2020 and amended on March 30, 2020, April 3, 2020, June 5, 2020, and June 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Multi-Strategy Alternative Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Global Credit Advisers, LLC	Steven S. Hornstein	Since 2020	Managing Member, Portfolio Manager and Chief Investment Officer (CIO)

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name—Class Y Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.46%	1.65%	1.34%	1.10%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

In addition, under the same section, under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Global Credit Advisers, LLC: Global Credit Advisers, LLC (Global Credit Advisers), located at 100 Park Avenue, 35th Floor, New York, New York 10017, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Global Credit Advisers. Mr. Hornstein, Managing Member/Portfolio Manager/Chief Investment Officer, co-founded Global Credit Advisers in 2008 and has served as the Managing Member of Global Credit Advisers since that date. Prior to co-founding Global Credit Advisers, Mr. Hornstein was previously a Partner at Sailfish Capital Partners, LLC from 2006-2008 where he launched and managed the Leverage Finance Strategy. Previously, Mr. Hornstein was a Partner/Head Trader/Portfolio Manager at Pinewood Capital Partners, LLC from 2004-2006, and a Partner and the Head of Credit Trading, High Yield and Distressed Debt at Imperial Capital, LLC from 2001-2004. Mr. Hornstein began his career at Donaldson, Lufkin & Jenrette, which he joined in 1981 and was most recently Principal, Managing Director and Head of High Yield Trading.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1295 (07/20)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated July 6, 2020
to the Statement of Additional Information ("SAI") dated January 31, 2020, as amended on
March 30, 2020, April 3, 2020, June 5, 2020, and June 30, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, "Global Credit Advisers, LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

GLOBAL CREDIT ADVISERS, LLC—Global Credit Advisers, LLC ("Global Credit Advisers ") serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Global Credit Advisers, established in 2008, is a SEC-Registered Investment Adviser with no other lines of business.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Global Credit Advisers

Compensation. SIMC pays Global Credit Advisers a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Global Credit Advisers and SIMC. Global Credit Advisers pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Strategy Alternative Fund. The following information relates to the period ended March 31, 2020.

Global Credit Advisers compensates its investment professionals via a combination of salary, benefits, annual bonus and profit sharing. Compensation is usually paid in cash and is considered to be competitive with industry levels. Bonuses and profit sharing to its investment professionals are largely based on assets under management and performance as well as individual performance.

Investment professionals are not directly compensated based on the pre- or post-tax performance of the Multi-Strategy Alternative Fund or Global Credit Advisers' allocated portion thereof.

Ownership of Fund Shares. As of March 31, 2020, Global Credit Advisers' portfolio managers did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of March 31, 2020, in addition to the Multi-Strategy Alternative Fund, Global Credit Advisers' portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Steven S. Hornstein	0	$0	4		$541.51	0	$0
	0	$0	4	*	$541.51	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the Portfolio Manager being responsible for multiple accounts, including the Multi-Strategy Alternative Fund which may have different investment guidelines and objectives. In addition to the Multi-Strategy Alternative Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Global Credit Advisers' management of the Multi-Strategy Alternative Fund and other accounts, which, in theory, may allow Global Credit Advisers to allocate investment opportunities in a way that favors other accounts over the Multi-Strategy Alternative Fund. This conflict of interest may be exacerbated to the extent that Global Credit Advisers or the Portfolio Manager receive, or expect to receive, greater compensation from their management of the other accounts (all of which receive both a management and incentive fee) than the Multi-Strategy Alternative Fund. Global Credit Advisers (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Multi-Strategy Alternative Fund. To the extent a particular investment is suitable for both the Multi-Strategy Alternative Fund and the other accounts, such investments will be allocated between the Multi-Strategy Alternative Fund and the other accounts in a manner that Global Credit Advisers determines is fair and equitable under the circumstances to all clients, including the Multi-Strategy Alternative Fund.

To address and manage these potential conflicts of interest, Global Credit Advisers has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1296 (07/20)